Risks and Concentration	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Risks and Concentration

3.	Risks and Concentration

(a)	PRC regulations

(1)	Historical non-compliance due to lack of ICP license
Pursuant to the PRC Regulations on Telecommunication, in order to engage in value-added telecommunications services, or VATS, a service provider must obtain a value-added telecommunications business operating license, or VATS License, from the Ministry of Industry and Information Technology, or the MIIT or its provincial level counterparts. According to the Administrative Measures on Internet Information Services, an internet information service provider is required to obtain a VATS License with the approved business scope of “internet information service”, or an ICP License. The operation of internet information service absent the ICP License would result in confiscation of illegal revenues generated from the provision of such service as determined by the competent government authority, imposition of fines up to several times such illegal gains, and under serious circumstances, suspension of the non-compliance
operation.
Through Shanghai Liulishuo VIE, the Company has provided online English learning courses and services through mobile apps since 2013. Prior to the promulgation of the Classified Catalog of Telecommunications Services (2015 Version), effective from March 2016, or the 2016 MIIT Catalog, the scope of VATS was defined in an earlier version of the catalog. Pursuant to that previous version of the catalog, information service, categorized as a type of VATS, was defined as “the voice information services (telephone information services) or online information and data retrieval and other information services directly provided for end users through the fixed networks, mobile networks or internet and other public communications networks by means of information gathering, development, processing and the construction of the information platform”. It was unclear whether information service provided through the Company’s mobile apps fell in the scope of VATS. The 2016 MIIT Catalog revised the definition of information service as “the information services provided for users through public communications networks or internet by means of information gathering, development, processing and the construction of the information platform.” Further, MIIT issued a Q&A to clarify certain issues in implementing the 2016 MIIT Catalog, which requires internet information service providers that provide service through mobile apps to obtain an ICP License. However, different local authorities may have different interpretations and implementation in practice.

In order to adapt to the new regulatory requirements, the Company applied and obtained ICP Licenses from the relevant government authority since 2018 for its currently operating mobile apps, namely “English Liulishuo”, “IELTS Liulishuo”, “LiuLi Reading” and “Kids Liulishuo”, also covered “Liulishuo” website and certain other new initiatives and websites. The Company also may continue to launch new products that require an ICP License. However, the Company cannot assure that its services provided before obtaining the ICP License will not be regarded by the MIIT or its local counterpart as historical non-compliance,
in which case the Company may be subject to penalties including fines and confiscation of any gain during its operating history generated from the services as regarded by the relevant governmental authority as historical non-compliance.
Either of these results, or any other significant penalties that might be imposed on the Company in this event, would have a material adverse effect on its financial condition and results of operations.
The Group believes that the risks of material loss related to historical non-compliance
due to lack of ICP license and penalties are remote.

(2)	Violation of intellectual property rights of others
Certain of the Company’s courses, in particular its free course featuring pop culture themes, contain unauthorized third-party content. The Company is in the process of removing unauthorized content from its platform and/or obtaining rights to use such content from the copyright holders. Additionally, there is the possibility that there may be third-party intellectual property rights, portraiture right or other rights that are infringed by the Company’s services or other aspects of the Company’s business of which the Company is unaware. To the extent that the Company’s employees or consultants use intellectual property owned by others or unauthorized portraits in their work, disputes may arise as to the rights in related know-how
and inventions, portraits and other proprietary assets. In addition, the Company’s platform is open to all users. Content posted by users on platform, may expose the Company to allegations by third parties of infringement of intellectual property rights, invasion of privacy, defamation and other violations of third-party rights. In particular, users may share English learning materials or methods with other users by posting a video, audio clip or other forms of content on platform, which may subject the Company to claims of infringement of third-party intellectual property rights or other rights contained in the copyrighted video, audio clip or other forms of content. Although the Company has required users to post only legally compliant and non-offensive
materials, a third party may still find user-generated content posted on the Company’s platform to infringe on intellectual property rights or other rights, or to be offensive and take action against the Company in connection with such content. Holders of such intellectual property rights or other rights may seek to enforce such rights against the Company in China, the United States or other jurisdictions. If any third-party infringement claims are brought against the Company, the Company may be forced to divert management’s time and other resources from their business and operations to defend against these claims, regardless of their merits.
The application and interpretation of China’s intellectual property right laws and the procedures and standards for granting trademarks, patents, copyrights, know-how
or other intellectual property rights in China, and the laws governing personal rights are still evolving and remain uncertain, and the Company cannot assure that PRC courts or regulatory authorities would agree with the analysis. If the Company was found to have violated the intellectual property rights of others, they may be subject to liability for their infringement activities or may be prohibited from using such intellectual property or relevant contents, and the Company may incur licensing or using fees or be forced to develop alternatives of their own.
The Group believes that the risks of material loss related to the use of unauthorized third-party contents are remote.

(b)	Foreign exchange risk
The Group’s sales, purchase and expense transactions are generally denominated in RMB and a significant portion of the Group’s liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies.
In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China. In addition, the Group’s cash denominated in US$ subject the Group to risks associated with changes in the exchange rate of RMB against US$ and may affect the Group’s results of operations going forward.

(c)	Credit and concentration risk
The Group’s credit risk arises from cash and cash equivalents, restricted cash, short-term investments, prepayments and other current assets, and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents and short-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.
The Group has no significant concentrations of credit risk with respect to its prepayments.
Accounts receivable is typically unsecured and are derived from revenue earned either directly from customers or through distribution channels and online commerce platform partners. The Group’s business model requires the users to make full prepayment for the course subscribed and the payment collection is made through reputable distribution channels and online commerce platform partners. The risk with respect to accounts receivable is low and mitigated by credit evaluations performed by the Company.

(i)	Concentration of revenues
No single customer represented 10% or more of the Group’s net revenues for the years ended December 31, 2018, 2019 and 2020.

(ii)	Concentration of accounts receivable
The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group conducts credit evaluations on its distribution channels, online commerce platform partners and customers and generally does not require collateral or other security from such distribution channels, online commerce platform partners and customers.
The Group periodically evaluates the creditworthiness of the existing distribution channels, online commerce platform partners and customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.
The following table summarized entities with greater than 10% of the accounts receivable:

	As of December 31,
	2019	2020
Distribution channel A	56%	50%
Distribution channel B	25%	20%